Equity and other equity items	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Equity and other equity items
2
5
. Equity and other equity items
(1) Equity management
Toyota will efficiently invest in maintenance and replacement of conventional manufacturing facilities and the introduction of new products, and will focus on capital investment and research and development in areas contributing to strengthening competitiveness and future growth. Through these activities, Toyota aims to improve corporate value and keep sustainable growth for realization of a new mobility society. Generally, Toyota Motor Corporation shareholder’s equity cover such activities, with additional short-term and long-term debt, if necessary.
The amount of Toyota Motor Corporation shareholder’s equity and short-term and long-term debt are as follows:

	Yen in millions
	March 31,
	2021	2022
Toyota Motor Corporation Shareholders’ equity	23,404,547	26,245,969
Short-term and long-term debt	25,659,635	26,496,358
(2) Number of shares
The total number of authorized shares of TMC’s common stock was 10,000,000,000,
 10,000,000,000 and 50,000,000,000
as of March 31, 2020, 2021 and 2022, respectively.
The changes in the shares of common stock issued are as follows:

	For the years ended March 31,
	2020	2021	2022
Common stock issued:

Balance at beginning of year	3,262,997,492	3,262,997,492	3,262,997,492
Changes during the year	—	—	13,051,989,968

Balance at end of year	3,262,997,492	3,262,997,492	16,314,987,460

The common stock issued by TMC is a
no-parity
stock without any limitations on the content of the rights, and the issued stock is fully paid.
On October 1, 2021, TMC effected a five-for-one stock split of its common stock to shareholders. The total number of authorized shares of TMC’s common stock and common stock issued was increased by 40,000,000,000 and 13,051,989,968, respectively.
The total number of treasury stock was 496,844,960, 467,048,832 and 2,536,685,916 as of March 31, 2020, 2021 and 2022, respectively.
(3) Capital surplus and retained earnings
Capital surplus consists of capital reserves and other capital surplus. Retained earnings consist of retained earnings reserve and other retained earnings. The Companies Act of Japan provides that an amount equal to 10% of distributions from surplus paid by TMC and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches 25% of stated capital. The Companies Act provides that the retained earnings reserve of TMC and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.
The amounts of statutory retained earnings of TMC available for dividend payments to shareholders were ¥11,215,850 million and ¥11,656,187 million as of March 31, 2021 and 2022, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained.
Retained earnings at March 31, 2022 include ¥3,243,920 million relating to equity in undistributed earnings of associates and joint ventures.

(4) Treasury stock
The reissuance and repurchase of treasury stock are as follows:
For the year ended March 31, 2020
Repurchase of treasury stock

Reason for repurchasing treasury stock -
The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.
Details of matters relating to repurchase -

Number of common shares repurchased	69,532,900 shares
Total purchase price for repurchase of shares	¥500,139 million
Reissuance of treasury stock
Reason for reissuing treasury stock -
On May 9, 2019, TMC resolved to conclude contracts aimed toward the establishment of a new joint venture, Prime Life Technologies, related to a town development business with Panasonic. Pursuant to these contracts, TMC, THC and Misawa Homes conducted a share exchange in which common shares of Toyota were allotted in exchange for common shares of Misawa Homes so that THC, a consolidated subsidiary of TMC, will become the wholly owning parent company resulting from the share exchange and Misawa Homes, a consolidated subsidiary of THC, will become the wholly owned subsidiary resulting from the share exchange.
Details of matters relating to reissuance -

Number of common shares reissued	3,269,500 shares
Amount of reissuance	¥24,181 million
For the year ended March 31, 2021
Reissuance of treasury stock
Reason for reissuing treasury stock -
At its Directors’ Meeting held on March 24, 2020, TMC resolved to purchase shares issued by NIPPON TELEGRAPH AND TELEPHONE CORPORATION (“NTT”) and conduct a reissuance of treasury stock through third-party allotment with NTT as the allottee to form a business and capital alliance with NTT. The parties entered into a memorandum of understanding concerning the business and capital alliance on the same day. Based on the agreement, TMC has completed the purchase of NTT shares and reissuance of treasury stock with NTT as the allottee on April 9, 2020.
Details of matters relating to reissuance -

Number of common shares reissued	29,730,900 shares
Amount of reissuance	¥199,999 million
For the year ended March 31, 2022
Repurchase of treasury stock
1) Repurchasing of treasury stock resolved at the Board of Directors meeting held on May 12, 2021 and November 4, 2021
Reason for repurchasing treasury stock -
The repurchase was made to promote capital efficiency by repurchasing flexibly its common stock while comprehensively considering factors such as its investment in growth, level of its dividends, its cash reserves and the price level of its common stock.
Details of matters relating to repurchase -

Number of common shares repurchased	96,196,900 shares
Total purchase price for repurchase of shares	¥400,000 million
2) Repurchasing of treasury stock resolved at the Board of Directors meeting held on March 23, 2022
Reason for repurchasing treasury stock -
The repurchase was made to promote capital efficiency by repurchasing flexibly its common stock than before while comprehensively considering factors such as the price level of its common stock.
Details of matters relating to repurchase -

Number of common shares repurchased	2,111,000 shares
Total purchase price for repurchase of shares	¥4,607 million

(5) Other components of equity

Other components of equity are as follows:

	Yen in millions
	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Remeasurements of defined benefit plans	Exchange differences on translating foreign operations	Total
Balance at April 1, 2019	1,016,035	—	—	1,016,035

Other comprehensive income, net of tax	(58,946)	(54,176)	(395,523)	(508,645)
Reclassification to retained earnings	(4,935)	55,580	—	50,644
Other comprehensive income for the period attributable to non-controlling interests	1,916	(1,404)	27,002	27,514

Balance at March 31 , 2020	954,070	—	(368,520)	585,549

Other comprehensive income, net of tax	380,814	221,409	410,253	1,012,476
Reclassification to retained earnings	(31,321)	(219,047)	—	(250,369)
Other comprehensive income for the period attributable to non-controlling interests	(8,211)	(2,362)	(29,357)	(39,930)

Balance at March 31, 2021	1,295,351	—	12,375	1,307,726

Other comprehensive income, net of tax	(103,131)	151,243	1,095,017	1,143,129
Reclassification to retained earnings	(59,110)	(149,602)	—	(208,712)
Other comprehensive income for the period attributable to non-controlling interests	1,561	(1,640)	(38,810)	(38,889)

Balance at March 31, 2022	1,134,671	—	1,068,583	2,203,254

(6) Other comprehensive income
The breakdown of other comprehensive income and the corresponding tax benefits (including non-controlling
interests) are as follows:

	Yen in millions
	For the year ended March 31, 2020
	Before tax	Tax effect	After tax
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income

Amount incurred during the year	(353,261)	109,409	(243,853)

Net changes	(353,261)	109,409	(243,853)

Remeasurements of defined benefit plans
Amount incurred during the year	(48,426)	5,026	(43,399)

Net changes	(48,426)	5,026	(43,399)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	62,568	—	62,568

Net changes	62,568	—	62,568

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	(390,427)	—	(390,427)
Reclassification to profit (loss)	28,329	—	28,329

Net changes	(362,098)	—	(362,098)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	141,795	(43,367)	98,427
Reclassification to profit (loss)	20,380	(5,417)	14,963

Net changes	162,174	(48,784)	113,390

Shares of other comprehensive income of equity method investees
Amount incurred during the year	(35,253)	—	(35,253)
Reclassification to profit (loss)	—	—	—

Net changes	(35,253)	—	(35,253)

Total other comprehensive income	(574,296)	65,651	(508,645)

	Yen in millions
	For the year ended March 31, 2021
	Before tax	Tax effect	After tax
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	560,225	(172,798)	387,427

Net changes	560,225	(172,798)	387,427

Remeasurements of defined benefit plans
Amount incurred during the year	311,360	(95,087)	216,272

Net changes	311,360	(95,087)	216,272

Shares of other comprehensive income of equity method investees
Amount incurred during the year	80,472	—	80,472

Net changes	80,472	—	80,472

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	403,636	—	403,636
Reclassification to profit (loss)	—	—	—

Net changes	403,636	—	403,636

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(119,441)	35,938	(83,503)
Reclassification to profit (loss)	—	—	—

Net changes	(119,441)	35,938	(83,503)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	8,172	—	8,172
Reclassification to profit (loss)	—	—	—

Net changes	8,172	—	8,172

Total other comprehensive income	1,244,424	(231,947)	1,012,476

	Yen in millions
	For the year ended March 31, 2022
	Before tax	Tax effect	After tax
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(71,641)	22,399	(49,242)

Net changes	(71,641)	22,399	(49,242)

Remeasurements of defined benefit plans
Amount incurred during the year	188,239	(51,989)	136,250

Net changes	188,239	(51,989)	136,250

Shares of other comprehensive income of equity method investees
Amount incurred during the year	113,641	—	113,641

Net changes	113,641	—	113,641

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	902,844	—	902,844
Reclassification to profit (loss)	—	—	—

Net changes	902,844	—	902,844

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(220,711)	66,536	(154,175)
Reclassification to profit (loss)	1	(0)	1

Net changes	(220,710)	66,536	(154,174)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	193,811	—	193,811
Reclassification to profit (loss)	—	—	—

Net changes	193,811	—	193,811

Total other comprehensive income	1,106,184	36,945	1,143,129

(7) Dividends
The paid dividend amounts are as follows:
For the year ended March 31, 202
0

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 8, 2019	Common shares	339,893	120.00	March 31, 2019	May 24, 2019

The Board of Directors Meeting on November 7, 2019	Common shares	278,908	100.00	September 30, 2019	November 27, 2019
For the year ended March 31, 202
1

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 12, 2020	Common shares	331,938	120.00	March 31, 2020	May 28, 2020

The Board of Directors Meeting on November 6, 2020	Common shares	293,576	105.00	September 30, 2020	November 27, 2020
For the year ended March 31, 2022

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 12, 2021	Common shares	377,453	135.00	March 31, 2021	May 28, 2021

The Board of Directors Meeting on November 4, 2021	Common shares	332,419	120.00	September 30, 2021	November 25, 2021

Dividends of which record date falls within the year ended March 31, and effective date is after the year ended March 31 are as follows:
For the year ended March 31, 2022

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 11, 2022	Common shares	385,792	28.00	March 31, 2022	May 27, 2022
On October 1, 2021, TMC effected a five-for-one stock split of its common stock to shareholders. The dividend per share amount based on the Board of Directors Meeting on November 4, 2021 is an amount before the stock split. The dividend per share amount based on the Board of Directors Meeting on May 11, 2022 is an amount after the stock split.